JPMorgan California Tax Free Bond Fund Investment Objectives and Goals - A C I Shares [Member] - JPMorgan California Tax Free Bond Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: A/JCBAX; C/JCBCX; I/JPICX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.